Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Semiconductors Portfolio - Select Semiconductors Portfolio
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	2.24%
Annual Return 2016	32.38%
Annual Return 2017	35.06%
Annual Return 2018	(11.75%)
Annual Return 2019	64.46%
Annual Return 2020	44.01%
Annual Return 2021	59.19%
Annual Return 2022	(35.18%)
Annual Return 2023	78.14%
Annual Return 2024	43.51%